TURNER FUNDS

                           Turner Small Cap Value Fund

                       Supplement dated December 13, 2001
                    to the Prospectus dated January 31, 2001,
            as amended and supplemented May 1, and September 17, 2001


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.


------------------------------------------------------------------------------

The following disclosure is hereby added to the Prospectus:

         The Turner Small Cap Value Fund (the "Fund") will soon be closed to new investors due to capacity limits. This closing will take place at the close of business on December 28, 2001.

         As of the effective date of the closing, existing Fund shareholders may continue to invest in the Fund and may open additional Fund accounts, provided that the existing shareholder:

         o Is named as the person, business or organization on the new account and the new account is opened with the existing shareholder's taxpayer identification or social security number; or

         o Is a business or other organization and opens the new account for an employee benefit plan sponsored by the business or organization; or

         o Is a Fund Trustee, officer, or an employee of Turner Investment Partners, Inc. or a member of the immediate family of any of these people; or

         o Is a client of a financial adviser or planner who has client assets invested in the Turner Funds as of the date of any proposed new investment in the Fund.

         For more information about capacity limits, please see page 42 of the Prospectus. There is additional information on these capacity limits in the Fund's Statement of Additional Information, which may be obtained by contacting an Investor Services Representative at 1-800-224-6312.


-----------------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TUR-FS2-030-10